RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Schedule of Right-of-use asset and lease liability) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use asset
Beginning Balance	$ 1,885,433	$ 2,706,368
Additions	1,995,512	702,473
Cancellation	(650,407)	(1,086,971)
Depreciation	(310,493)	(262,540)
Impact of foreign exchange	(383,451)	(375,830)
Monetary adjustment for hyperinflationary economy		201,933
Ending balance	2,536,594	1,885,433
Lease liability
Beginning Balance	1,685,678	2,703,129
Additions	1,995,513	702,473
Cancellation	(516,369)	(1,199,643)
Lease payments	(1,009,469)	(553,130)
Lease interest	530,609	374,216
Impact of foreign exchange	(353,557)	(341,367)
Operating lease liability	2,332,405	1,685,678
Current portion	193,402	92,308
Non-current lease liabilities	2,139,003	1,593,370
Lease liabilities	$ 2,332,405	$ 1,685,678